NVIT Blueprint Moderately Conservative Fund Investment Objectives and Goals - NVIT Blueprint Moderately Conservative Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary:NVIT Blueprint® Moderately Conservative Fund
Objective [Heading]	Objective
Objective, Primary [Text Block]	The NVIT Blueprint® Moderately Conservative Fund (“Moderately Conservative Fund” or the “Fund”) seeks a high level of total return consistent with a moderately conservative level of risk.